                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.): [ ] is a restatement.

                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
Address: 1440 Kiewit Plaza
         Omaha, NE 68131

Form 13F File Number: 28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
Title: Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg                     Omaha, NE       May 12, 2006
-------------------------------------   [City, State]   [Date]
[Signature]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   -----
28-5194                General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 20
Form 13F Information Table Entry Total:            85
Form 13F Information Table Value Total:   $45,757,184
                                          (thousands)

Confidential information has been omitted from the form 13F and filed separately with the commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   ----
 1.   28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-                    BH Columbia Inc.
 3.   28-5676                BHG Life Insurance Co.
 4.   28-719                 Blue Chip Stamps
 5.   28-554                 Buffett, Warren E.
 6.   28-1517                Columbia Insurance Co.
 7.   28-2226                Cornhusker Casualty Co.
 8.   28-                    Cypress Insurance Company
 9.   28-                    Fechheimer Brothers Company
10.   28-852                 GEICO Corp.
11.   28-101                 Government Employees Ins. Corp.
12.   28-1066                National Fire & Marine
13.   28-718                 National Indemnity Co.
14.   28-5006                National Liability & Fire Ins. Co.
15.   28-                    Nebraska Furniture Mart
16.   28-717                 OBH Inc.
17.   28-2740                Plaza Investment Managers
18.   28-1357                Wesco Financial Corp.
19.   28-3091                Wesco Financial Ins. Co.
20.   28-3105                Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2006

                                                                  Column 6
                                     Column 4              Investment Discretion                               Column 8
                                      Market     Column 5  ---------------------                           Voting Authority
               Column 2   Column 3     Value    Shares or          (b)     (c)          Column 7       -----------------------
Column 1       Title of    CUSIP        (In     Principal    (a) Shared- Shared-         Other             (a)       (b)   (c)
Name of Issuer   Class     Number   Thousands)   Amount $   Sole Defined  Other         Managers           Sole    Shared None
-------------- -------- ----------- ---------- -----------  ---- ------- ------- --------------------- ----------- ------ ----
American
  Express Co.     Com   025816 10 9    905,195  17,225,400          X            5, 2, 6, 16            17,225,400
                                       420,118   7,994,634          X            5, 12, 16               7,994,634
                                     6,319,446 120,255,879          X            5, 13, 16             120,255,879
                                       102,110   1,943,100          X            5, 4, 16, 18, 19, 20    1,943,100
                                        73,555   1,399,713          X            5, 15, 16               1,399,713
                                        44,133     839,832          X            5, 9, 16                  839,832
                                       102,585   1,952,142          X            5, 16                   1,952,142
American
  Standard
  Companies       Com   029712 10 6    474,147  11,062,700          X            5, 10, 11, 13, 16, 17  11,062,700
Ameriprise
  Financial,
  Inc.            Com   03076C 10 6    155,235   3,445,080          X            5, 2, 6, 16             3,445,080
                                        72,048   1,598,926          X            5, 12, 16               1,598,926
                                       795,362  17,651,175          X            5, 13, 16              17,651,175
                                        17,511     388,620          X            5, 4, 16, 18, 19, 20      388,620
                                        12,614     279,942          X            5, 15, 16                 279,942
                                         7,569     167,966          X            5, 9, 16                  167,966
                                        17,593     390,428          X            5, 16                     390,428
Anheuser Busch
  Cos. Inc.       Com   035229 10 3  1,875,644  43,854,200          X            5, 13, 16              43,854,200
Block H & R       Com   093671 10 5    347,723  16,061,100          X            5, 13, 16              16,061,100
Coca Cola         Com   191216 10 0     16,748     400,000          X            5, 16                     400,000
                                        74,361   1,776,000          X            5, 14, 16               1,776,000
                                       301,698   7,205,600          X            5, 4, 16, 18, 19, 20    7,205,600
                                     1,680,728  40,141,600          X            5, 2, 6, 16            40,141,600
                                     5,859,522 139,945,600          X            5, 13, 16             139,945,600
                                       382,658   9,139,200          X            5, 12, 16               9,139,200
                                        20,098     480,000          X            5, 15, 16                 480,000
                                        38,185     912,000          X            5, 8, 16                  912,000
Comcast Corp    CLA SPL 20030N 20 0    290,198  11,110,200          X            5, 10, 11, 13, 16, 17  11,110,200
Comdisco
  Holding Co.     Com   200334 10 0     14,947   1,206,369          X            5, 13, 16               1,206,369
                                         3,717     300,028          X            5, 2, 6, 16               300,028
                                           211      17,049          X            5, 12, 16                  17,049
ConocoPhillips    Com   20825C 10 4  1,132,791  17,938,100          X            5, 13, 16              17,938,100
Costco
  Wholesale
  Corp.           Com   22160K 10 5    284,557   5,254,000          X            5, 13, 16               5,254,000
First Data
  Corporation     Com   319963 10 4    468,200  10,000,000          X            5, 10, 11, 13, 16, 17  10,000,000
Gannett Inc.      Com   364730 10 1    206,580   3,447,600          X            5, 13, 16               3,447,600
Gap Inc.          Com   364760 10 8    186,800  10,000,000          X            5, 10, 11, 13, 16, 17  10,000,000
General
  Electric Co.    Com   369604 10 3    270,515   7,777,900          X            5                       7,777,900
                                    ----------
                                    22,975,102
                                    ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2006

                                                                   Column 6
                                       Column 4             Investment Discretion                                Column 8
                                        Market    Column 5  ---------------------                            Voting Authority
                 Column 2   Column 3     Value    Shares or         (b)     (c)          Column 7       -------------------------
Column 1         Title of    CUSIP        (In     Principal   (a) Shared- Shared-         Other             (a)      (b)    (c)
Name of Issuer     Class     Number   Thousands)  Amount $   Sole Defined  Other         Managers          Sole    Shared   None
--------------   -------- ----------- ---------- ----------  ---- ------- ------- --------------------- ---------- ------ -------
Home Depot
  Inc.              Com   437076 10 2    176,856  4,181,000          X            5, 10, 11, 13, 16, 17  4,181,000
Iron Mountain
  Inc.              Com   462846 10 6    141,910  3,483,300          X            5, 10, 11, 13, 16, 17  3,483,300
Lexmark
  International,
  Inc.             Cl A   529771 10 7    114,408  2,521,100          X            5, 10, 11, 13, 16, 17  2,521,100
Lowes
  Companies
  Inc.              Com   548661 10 7     25,132    390,000          X            5, 10, 11, 13, 16, 17    390,000
M & T Bank
  Corporation       Com   55261F 10 4    684,504  5,997,060          X            5, 13, 16              5,997,060
                                          62,320    546,000          X            5, 10, 11, 13, 16, 17    546,000
                                          18,913    165,700          X            5, 12, 16                165,700
Moody's             Com   615369 10 5  2,306,772 32,280,600          X            5, 13, 16             32,280,600
                                       1,123,308 15,719,400          X            5, 10, 11, 13, 16, 17 15,719,400
Nike Inc.           Com   654106 10 3    210,588  2,474,600          X            5, 10, 11, 13, 16, 17  2,474,600
Outback
  Steakhouse
  Inc.              Com   689899 10 2     80,027  1,818,800          X            5, 10, 11, 13, 16, 17  1,818,800
Petrochina
  Co LTD            ADR   71646E 10 0      7,651     72,900          X            5, 13, 16                 72,900
                                          61,511    586,100          X            5, 10, 11, 13, 16, 17    586,100
Pier 1 Imports
  Inc.              Com   720279 10 8     38,197  3,290,000          X            5, 10, 11, 13, 16, 17  3,290,000
Proctor &
  Gamble Co.        Com   742718 10 9  3,371,355 58,500,000          X            5, 13, 16             58,500,000
                                       1,168,736 20,280,000          X            5, 2, 6, 16           20,280,000
                                         359,611  6,240,000          X            5, 12, 16              6,240,000
                                         412,314  7,154,500          X            5, 4, 16, 18, 19, 20   7,154,500
                                          44,951    780,000          X            5, 14, 16                780,000
                                          89,903  1,560,000          X            5, 8, 16               1,560,000
                                         316,129  5,485,500          X            5, 10, 11, 13, 16, 17  5,485,500
Sealed Air
  Corporation       Com   81211K 10 0     42,702    737,900          X            5, 13, 16                737,900
Servicemaster
  Company           Com   81760N 10 9     57,523  4,384,400          X            5, 10, 11, 13, 16, 17  4,384,400
Sun Trusts
  Banks Inc.        Com   867914 10 3    170,593  2,344,600          X            5, 13, 16              2,344,600
                                          62,574    860,000          X            5, 2, 6, 16              860,000
Torchmark
  Corp.             Com   891027 10 4      4,428     77,551          X            1, 5, 13, 16              77,551
                                          25,679    449,728          X            5, 2, 6, 16              449,728
                                          94,609  1,656,900          X            5, 13, 16              1,656,900
                                          36,527    639,700          X            5, 12, 16                639,700
Tyco
  International
  LTD               Com   902124 10 6    268,800 10,000,000          X            5, 10, 11, 13, 16, 17 10,000,000
USG Corporation     Com   903293 40 5    617,240  6,500,000          X            5, 13, 16              6,500,000
United Parcel
  Service Inc.      Com   911312 10 6    113,450  1,429,200          X            5                      1,429,200
Wal-Mart Stores,
  Inc.              Com   931142 10 3    897,480 18,998,300          X            5, 13, 16             18,998,300
                                          44,689    946,000          X            5, 10, 11, 16, 17        946,000
Washington Post
  Co.              Cl B   939640 10 8    694,651    894,304          X            5, 13, 16                               894,304
                                         115,201    148,311          X            5, 1, 3, 7, 13, 16                      148,311
                                         503,462    648,165          X            5, 12, 16                               648,165
                                          28,728     36,985          X            5, 14, 16                                36,985
                                      ----------
                                      14,593,432
                                      ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2006

                                                                    Column 6
                                        Column 4             Investment Discretion                                Column 8
                                         Market    Column 5  ---------------------                            Voting Authority
                 Column 2   Column 3     Value     Shares or         (b)     (c)          Column 7       -------------------------
Column 1         Title of    CUSIP        (In      Principal   (a) Shared- Shared-         Other             (a)      (b)    (c)
Name of Issuer     Class     Number    Thousands)  Amount $   Sole Defined  Other         Managers          Sole    Shared   None
--------------   -------- ----------- ----------- ----------  ---- ------- ------- --------------------- ---------- ------ -------
Wells Fargo &
  Co. Del           Com   949746 10 1   1,265,910 19,820,110          X            5, 2, 6, 16           19,820,110
                                           65,250  1,021,600          X            5, 4, 16, 18, 19, 20   1,021,600
                                          970,509 15,195,070          X            5, 12, 16             15,195,070
                                           89,035  1,394,000          X            5, 14, 16              1,394,000
                                          163,503  2,560,000          X            5, 16                  2,560,000
                                        2,452,886 38,404,360          X            5, 13, 16             38,404,360
                                           38,632    604,860          X            5, 15, 16                604,860
                                           54,289    850,000          X            5, 9, 16                 850,000
                                            9,581    150,000          X            5, 8, 16                 150,000
                                          638,700 10,000,000          X            5, 10, 11, 13, 16, 17 10,000,000
                                          164,823  2,580,600          X            5                      2,580,600
Wesco Finl Corp.    Com   950817 10 6   2,275,532  5,703,087          X            5, 4, 16               5,703,087
                                      -----------
                                        8,188,650
                                      -----------
   GRAND TOTAL                        $45,757,184
                                      ===========